Basis of preparation of the financial statements	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Basis of preparation of the financial statements
2.	Basis of preparation of the financial statements

(1) Applicable financial reporting framework

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Group has prepared these consolidated financial statements in accordance with IFRS for the purpose of filing with the Securities and Exchange Commission of the United States of America in connection with the above mentioned Business Integration.

(2) Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the application of fair value measurements required or allowed by relevant accounting standards. Fair value measurement is explained below.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 inputs are inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices);

•	Level 3 inputs are unobservable inputs for the asset or liability.

(3) Functional currency and presentation currency

The consolidated financial statements are presented in Japanese yen, which is the functional currency of the Company and the presentation currency of the Group. All amounts have been rounded to the nearest million yen, unless otherwise indicated.

(4) Significant accounting judgments, estimates and assumptions

In preparing these consolidated financial statements under IFRS, management has made certain judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis and are based on historical experience and other factors, including expectations of future events that are considered reasonable under the circumstances.

Although the estimates were made based on best information available at the date of authorization for issuance of these consolidated financial statements, any changes to estimates that may occur in the future would be reflected prospectively from that time, and the effect of the change would be recognized in the consolidated statements of profit or loss and comprehensive income for the period in which the estimates are revised and in any future periods.

Information about judgements, estimates and assumptions that have significant effects on the amounts recognized in the consolidated financial statements is as follows:

(a) Scope of consolidation

The Company’s most significant consolidated subsidiaries are Alpine and Alps Logistics Co., Ltd. (“Alps Logistics”), each of which originates from the Group’s business operations and forms the core segment companies of the Group. The Company holds less than half of the voting rights in Alpine until December 31, 2018 and Alps Logistics as of March 31, 2019, but has other power features. Analysis and judgment are required to assess whether the Company possesses power over Alpine and Alps Logistics through contractual and other rights, including consideration of indicators that give it the practical ability to unilaterally direct the relevant activities of Alpine and Alps Logistics. Based on comprehensive assessments, the Company concludes that it possesses the power, and ultimately controls Alpine and Alps Logistics. Different assessments may lead to significantly different financial results if Alpine and Alps Logistics were not to be consolidated, but accounted for under the equity method. See Note 3(1)(a) “Subsidiaries” and Note 30 “Principal subsidiaries” for more detail.

(b) Useful lives of property, plant and equipment, and intangible assets

Property, plant and equipment, except for land and construction in progress, are depreciated over the estimated useful lives that reflect the period in which the asset’s future economic benefits are expected to be consumed. Depreciation charges for the period may increase and the estimated useful lives may become shorter if any property, plant and equipment become obsolete or its original intended use is changed. For more information in relation to useful lives, see Note 3 (6) “Property, plant and equipment” and Note 3 (7) “Intangible assets.”

(c) Impairment of non-financial assets including property, plant and equipment, and intangible assets

The Company assesses at the end of each reporting period whether there is an indication that an asset may be impaired. If any such indication exists, the Company recognizes impairment losses when its carrying amount exceeds its recoverable amount. The recoverable amount of an asset or cash-generating unit (“CGU”) is the higher of fair value less costs of disposal and value in use. Value in use calculated and used in impairment tests is based on assumptions such as future cash flows, discount rates and long-term growth rates. These assumptions are based on the best estimates and judgments made by management. However, these assumptions may be affected by changes in future economic conditions, which may have a material impact on the consolidated financial statements in future periods. Fair value less costs of disposal is the price that would be received to sell the asset in an orderly transaction between market participants. The recoverable amount of CGU is further explained in Note 3 (9) “Impairment of property, plant and equipment, and intangible assets.” For more information in relation to impairment, see Note 8 (2) “Impairment losses.”

(d) Recoverability of deferred tax assets

In recognizing deferred tax assets, the Group estimates the timing and amount of future taxable income based on the Company’s business plans. Such estimates may be affected by future results of operations of the Company.

For more descriptions of accounting policies and other information in relation to deferred tax assets, see Note 3 (15) “Income taxes” and Note 27 “Income taxes.”

(e) Measurement of defined benefit obligations

The Group has retirement benefits plans including defined benefit plans. The present value of defined benefit obligations of each of these plans and the service costs are calculated based on actuarial assumptions, which require estimates and judgments on variables such as discount rates and mortality rates. The Group obtains advice from external pension actuaries with respect to the appropriateness of these actuarial assumptions including these variables, and determines the actuarial assumptions based on the best estimates and judgments made by management. However, it is possible that these assumptions may be affected by changes in future economic conditions, or by the enactment or the amendment of related laws, which may have a material impact on the consolidated financial statements in future periods.

The actuarial assumptions for measurement of defined benefit obligations are more fully described in Note 17 “Employee benefits.”

(f) Measurement of financial assets without quoted prices in active markets

The Group has used valuation techniques that incorporate unobservable inputs in the market when assessing the fair value of unlisted shares. Unobservable inputs may be affected by changes in uncertain future economic conditions, which may bring about changes in fair value of the shares, and result in a material impact on the consolidated financial statements in future periods.

Valuation of financial assets is more fully described in Note 29 (7) “Fair value hierarchy of financial instruments.”

(5) Accounting standards issued but not yet adopted

At the date of authorization for issue of these consolidated financial statements, the following standard was issued by the IASB but not yet adopted by the Group:

IFRS 16, “Leases,” was issued in January 2016 and specifies how an entity will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for most leases.

IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019. Accordingly, the Group will be required to adopt the new standard effective April 1, 2019. The Group will elect to use the modified retrospective approach with the cumulative effect on initially applying the new standard being recognized in the opening balance of the year of initial application. Based on current information, the main impact of transitioning to the new standard would result from the capitalization of warehouse and office leases that are currently classified as operating leases under IAS17.

Upon adoption of this new standard on April 1, 2019, the Group anticipates recognizing right-of-use lease assets and corresponding liabilities of approximately 28 billion yen related to the leases that are currently classified as operating leases. Further, the Group does not anticipate that the adoption of this standard will have a material impact on its consolidated statement of profit or loss or cash flows.